Commitments and Contingencies - Schedule of future minimum lease payments for operating leases (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Year ending December 31, 2025	$ 172,931
Year ending December 31, 2026	43,411
Interest portion of right of use liability	(13,800)
Operating lease liabilities	$ 202,542